Dividends - Additional information (Detail) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2017 £ / shares shares	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 £ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2015 £ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 $ / shares
Disclosure of Dividends [Line Items]
Final dividend per share | $ / shares					$ 1.25			$ 1.075			$ 1.19
Interim dividend per share | $ / shares		$ 1.10			$ 0.45			$ 1.075
Rio Tinto Limited shares were held by Rio Tinto plc		0	0	0	0	0	0	0	0	0
Dividends per share: proposed in the announcement of the results for the year | $ / shares		$ 1.80			$ 1.25			$ 1.075
Potential ordinary share transactions [Member]
Disclosure of Dividends [Line Items]
Dividends per share: proposed in the announcement of the results for the year | $ / shares	$ 1.80
Dividends payment proposed in the announcement of the results for the year | $	$ 3,158
Dividends payment date	Apr. 12, 2018
Dividends record date	Mar. 02, 2018
Rio Tinto plc [member]
Disclosure of Dividends [Line Items]
Final dividend per share | £ / shares			£ 1.0056			£ 0.7421			£ 0.7798
Interim dividend per share | £ / shares			£ 0.8313			£ 0.3380			£ 0.6892
Rio Tinto plc [member] | Potential ordinary share transactions [Member]
Disclosure of Dividends [Line Items]
Dividends payment proposed in the announcement of the results for the year | $	$ 2,416
Rio Tinto plc [member] | Ordinary shares [Member]
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation		277,946	277,946	277,946	428,529	428,529	428,529	342,902	342,902	342,902
Number of share excluded from interim dividend calculation		173,297	173,297	173,297	217,661	217,661	217,661	237,266	237,266	237,266
Rio Tinto plc [member] | American depository receipts [member]
Disclosure of Dividends [Line Items]
Number of share excluded from previous year final dividend calculation		22,021	22,021	22,021	13,881	13,881	13,881	24,582	24,582	24,582
Number of share excluded from interim dividend calculation		24,377	24,377	24,377	31,604	31,604	31,604	27,050	27,050	27,050
Rio Tinto Limited [member]
Disclosure of Dividends [Line Items]
Final dividend per share | $ / shares				$ 1.6362			$ 1.5189			$ 1.5298
Interim dividend per share | $ / shares				$ 1.3772			$ 0.5913			$ 1.4491
Number of share excluded from previous year final dividend calculation		214,278	214,278	214,278	681,818	681,818	681,818	727,676	727,676	727,676
Number of share excluded from interim dividend calculation		274,899	274,899	274,899	152,834	152,834	152,834	474,665	474,665	474,665
Retained profits and reserves distributed as dividends | $		$ 8,542
Rio Tinto Limited [member] | Potential ordinary share transactions [Member]
Disclosure of Dividends [Line Items]
Dividends payment proposed in the announcement of the results for the year | $	$ 742